DeltaShares® S&P 500 Managed Risk ETF

SCHEDULE OF INVESTMENTS

At September 30, 2020

(unaudited)

	Shares	Value
COMMON STOCKS - 55.2%
Aerospace & Defense - 0.9%
Boeing Co.	3,909	$ 646,001
General Dynamics Corp.	1,712	236,992
Howmet Aerospace, Inc.	2,892	48,354
Huntington Ingalls Industries, Inc.	298	41,944
L3 Harris Technologies, Inc.	1,593	270,555
Lockheed Martin Corp.	1,812	694,504
Northrop Grumman Corp.	1,142	360,290
Raytheon Technologies Corp.	11,254	647,555
Teledyne Technologies, Inc. (A)	272	84,377
Textron, Inc.	1,680	60,631
TransDigm Group, Inc.	399	189,573

		3,280,776

Air Freight & Logistics - 0.4%
CH Robinson Worldwide, Inc.	993	101,475
Expeditors International of Washington, Inc.	1,235	111,792
FedEx Corp.	1,776	446,699
United Parcel Service, Inc., Class B	5,209	867,976

		1,527,942

Airlines - 0.1%
Alaska Air Group, Inc.	911	33,370
American Airlines Group, Inc. (B)	3,746	46,038
Delta Air Lines, Inc.	4,699	143,695
Southwest Airlines Co.	4,345	162,938
United Airlines Holdings, Inc. (A)	2,144	74,504

		460,545

Auto Components - 0.1%
Aptiv PLC	1,989	182,352
BorgWarner, Inc.	1,527	59,156

		241,508

Automobiles - 0.1%
Ford Motor Co.	28,786	191,715
General Motors Co.	9,278	274,536

		466,251

Banks - 1.8%
Bank of America Corp.	56,168	1,353,087
Citigroup, Inc.	15,337	661,178
Citizens Financial Group, Inc.	3,144	79,480
Comerica, Inc.	1,024	39,168
Fifth Third Bancorp	5,247	111,866
First Republic Bank	1,268	138,288
Huntington Bancshares, Inc.	7,494	68,720
JPMorgan Chase & Co.	22,451	2,161,358
KeyCorp	7,190	85,777
M&T Bank Corp.	945	87,025
People’s United Financial, Inc.	3,129	32,260
PNC Financial Services Group, Inc.	3,127	343,689
Regions Financial Corp.	7,073	81,552
SVB Financial Group (A)	381	91,676
Truist Financial Corp.	9,928	377,760
US Bancorp	10,098	362,013
Wells Fargo & Co.	30,352	713,576
Zions Bancorp NA	1,208	35,298

		6,823,771

	Shares	Value
COMMON STOCKS (continued)
Beverages - 0.9%
Brown-Forman Corp., Class B	1,345	$ 101,306
Coca-Cola Co.	28,479	1,406,008
Constellation Brands, Inc., Class A	1,238	234,613
Molson Coors Beverage Co., Class B	1,385	46,481
Monster Beverage Corp. (A)	2,720	218,144
PepsiCo, Inc.	10,200	1,413,720

		3,420,272

Biotechnology - 1.2%
AbbVie, Inc.	13,001	1,138,758
Alexion Pharmaceuticals, Inc. (A)	1,615	184,804
Amgen, Inc.	4,315	1,096,700
Biogen, Inc. (A)	1,166	330,771
Gilead Sciences, Inc.	9,236	583,623
Incyte Corp. (A)	1,369	122,854
Regeneron Pharmaceuticals, Inc. (A)	770	431,031
Vertex Pharmaceuticals, Inc. (A)	1,919	522,198

		4,410,739

Building Products - 0.3%
A.O. Smith Corp.	997	52,642
Allegion PLC	679	67,160
Carrier Global Corp.	5,998	183,179
Fortune Brands Home & Security, Inc.	1,018	88,077
Johnson Controls International PLC	5,481	223,899
Masco Corp.	1,927	106,235
Trane Technologies PLC	1,763	213,764

		934,956

Capital Markets - 1.4%
Ameriprise Financial, Inc.	886	136,541
Bank of New York Mellon Corp.	6,004	206,177
BlackRock, Inc.	1,045	588,910
Cboe Global Markets, Inc.	801	70,280
Charles Schwab Corp.	8,544	309,549
CME Group, Inc.	2,642	442,033
E*TRADE Financial Corp.	1,629	81,531
Franklin Resources, Inc.	1,971	40,110
Goldman Sachs Group, Inc.	2,535	509,459
Intercontinental Exchange, Inc.	4,135	413,707
Invesco, Ltd.	2,774	31,651
MarketAxess Holdings, Inc.	280	134,845
Moody’s Corp.	1,189	344,632
Morgan Stanley	8,828	426,834
MSCI, Inc.	616	219,777
Nasdaq, Inc.	847	103,935
Northern Trust Corp.	1,533	119,528
Raymond James Financial, Inc.	899	65,411
S&P Global, Inc.	1,775	640,065
State Street Corp.	2,596	154,021
T. Rowe Price Group, Inc.	1,672	214,384

		5,253,380

Chemicals - 1.0%
Air Products & Chemicals, Inc.	1,627	484,618
Albemarle Corp.	784	69,996
Celanese Corp.	871	93,589
CF Industries Holdings, Inc.	1,576	48,399
Corteva, Inc.	5,515	158,887
Dow, Inc.	5,460	256,893
DuPont de Nemours, Inc.	5,406	299,925
Eastman Chemical Co.	997	77,886
Ecolab, Inc.	1,829	365,507
FMC Corp.	954	101,038

Transamerica ETF Trust	Page 1

DeltaShares® S&P 500 Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2020

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Chemicals (continued)
International Flavors & Fragrances, Inc.	788	$ 96,491
Linde PLC	3,870	921,563
LyondellBasell Industries NV, Class A	1,894	133,508
Mosaic Co.	2,541	46,424
PPG Industries, Inc.	1,738	212,175
Sherwin-Williams Co.	604	420,831

		3,787,730

Commercial Services & Supplies - 0.2%
Cintas Corp.	640	213,011
Copart, Inc. (A)	1,522	160,053
Republic Services, Inc.	1,549	144,599
Rollins, Inc.	1,087	58,905
Waste Management, Inc.	2,863	324,006

		900,574

Communications Equipment - 0.4%
Arista Networks, Inc. (A)	403	83,393
Cisco Systems, Inc.	31,187	1,228,456
F5 Networks, Inc. (A)	451	55,369
Juniper Networks, Inc.	2,444	52,546
Motorola Solutions, Inc.	1,251	196,169

		1,615,933

Construction & Engineering - 0.0% (C)
Jacobs Engineering Group, Inc.	959	88,966
Quanta Services, Inc.	1,017	53,759

		142,725

Construction Materials - 0.1%
Martin Marietta Materials, Inc.	459	108,030
Vulcan Materials Co.	976	132,287

		240,317

Consumer Finance - 0.3%
American Express Co.	4,804	481,601
Capital One Financial Corp.	3,364	241,737
Discover Financial Services	2,257	130,409
Synchrony Financial	3,999	104,654

		958,401

Containers & Packaging - 0.2%
Amcor PLC	11,555	127,683
Avery Dennison Corp.	615	78,621
Ball Corp.	2,406	199,987
International Paper Co.	2,896	117,404
Packaging Corp. of America	699	76,226
Sealed Air Corp.	1,147	44,515
WestRock Co.	1,913	66,458

		710,894

Distributors - 0.0% (C)
Genuine Parts Co.	1,063	101,166
LKQ Corp. (A)	2,062	57,179

		158,345

Diversified Financial Services - 0.8%
Berkshire Hathaway, Inc., Class B (A)	14,603	3,109,563

Diversified Telecommunication Services - 0.9%
AT&T, Inc.	52,489	1,496,461
CenturyLink, Inc.	7,277	73,425
Verizon Communications, Inc.	30,484	1,813,493

		3,383,379

	Shares	Value
COMMON STOCKS (continued)
Electric Utilities - 1.0%
Alliant Energy Corp.	1,839	$ 94,984
American Electric Power Co., Inc.	3,655	298,723
Duke Energy Corp.	5,418	479,818
Edison International	2,786	141,640
Entergy Corp.	1,475	145,332
Evergy, Inc.	1,671	84,920
Eversource Energy	2,524	210,880
Exelon Corp.	7,179	256,721
FirstEnergy Corp.	3,994	114,668
NextEra Energy, Inc.	3,607	1,001,159
NRG Energy, Inc.	1,799	55,301
Pinnacle West Capital Corp.	829	61,802
PPL Corp.	5,663	154,090
Southern Co.	7,780	421,832
Xcel Energy, Inc.	3,870	267,069

		3,788,939

Electrical Equipment - 0.3%
AMETEK, Inc.	1,692	168,185
Eaton Corp. PLC	2,947	300,682
Emerson Electric Co.	4,402	288,639
Rockwell Automation, Inc.	854	188,461

		945,967

Electronic Equipment, Instruments & Components - 0.3%
Amphenol Corp., Class A	2,198	237,978
CDW Corp.	1,051	125,626
Corning, Inc.	5,606	181,690
FLIR Systems, Inc.	966	34,631
IPG Photonics Corp. (A)	263	44,702
Keysight Technologies, Inc. (A)	1,379	136,218
TE Connectivity, Ltd.	2,431	237,606
Zebra Technologies Corp., Class A (A)	393	99,217

		1,097,668

Energy Equipment & Services - 0.1%
Baker Hughes Co.	4,835	64,257
Halliburton Co.	6,472	77,988
National Oilwell Varco, Inc.	2,860	25,912
Schlumberger NV	10,226	159,116
TechnipFMC PLC	3,112	19,637

		346,910

Entertainment - 1.1%
Activision Blizzard, Inc.	5,686	460,282
Electronic Arts, Inc. (A)	2,128	277,513
Live Nation Entertainment, Inc. (A)	1,047	56,412
Netflix, Inc. (A)	3,249	1,624,597
Take-Two Interactive Software, Inc. (A)	842	139,115
Walt Disney Co.	13,312	1,651,753

		4,209,672

Equity Real Estate Investment Trusts - 1.4%
Alexandria Real Estate Equities, Inc.	864	138,240
American Tower Corp.	3,268	789,974
Apartment Investment & Management Co., Class A	1,097	36,991
AvalonBay Communities, Inc.	1,037	154,866
Boston Properties, Inc.	1,043	83,753
Crown Castle International Corp.	3,092	514,818
Digital Realty Trust, Inc.	1,982	290,878
Duke Realty Corp.	2,730	100,737
Equinix, Inc.	652	495,605
Equity Residential	2,523	129,506

Transamerica ETF Trust	Page 2

DeltaShares® S&P 500 Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2020

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Equity Real Estate Investment Trusts (continued)
Essex Property Trust, Inc.	480	$ 96,379
Extra Space Storage, Inc.	951	101,747
Federal Realty Investment Trust	507	37,234
Healthpeak Properties, Inc.	3,966	107,677
Host Hotels & Resorts, Inc.	5,196	56,065
Iron Mountain, Inc. (B)	2,123	56,875
Kimco Realty Corp.	3,186	35,874
Mid-America Apartment Communities, Inc.	843	97,746
Prologis, Inc.	5,442	547,574
Public Storage	1,120	249,446
Realty Income Corp.	2,542	154,426
Regency Centers Corp.	1,162	44,179
SBA Communications Corp.	825	262,746
Simon Property Group, Inc.	2,253	145,724
SL Green Realty Corp. (B)	540	25,040
UDR, Inc.	2,174	70,894
Ventas, Inc.	2,748	115,306
Vornado Realty Trust	1,155	38,935
Welltower, Inc.	3,074	169,347
Weyerhaeuser Co.	5,498	156,803

		5,305,385

Food & Staples Retailing - 0.9%
Costco Wholesale Corp.	3,253	1,154,815
Kroger Co.	5,731	194,338
Sysco Corp.	3,746	233,076
Walgreens Boots Alliance, Inc.	5,298	190,304
Walmart, Inc.	10,229	1,431,140

		3,203,673

Food Products - 0.6%
Archer-Daniels-Midland Co.	4,093	190,283
Campbell Soup Co.	1,491	72,120
Conagra Brands, Inc.	3,599	128,520
General Mills, Inc.	4,501	277,622
Hershey Co.	1,086	155,667
Hormel Foods Corp. (B)	2,067	101,056
J.M. Smucker Co.	840	97,037
Kellogg Co.	1,869	120,719
Kraft Heinz Co.	4,773	142,951
Lamb Weston Holdings, Inc.	1,071	70,975
McCormick & Co., Inc.	913	177,213
Mondelez International, Inc., Class A	10,522	604,489
Tyson Foods, Inc., Class A	2,168	128,953

		2,267,605

Gas Utilities - 0.0% (C)
Atmos Energy Corp.	909	86,891

Health Care Equipment & Supplies - 2.2%
Abbott Laboratories	13,043	1,419,470
ABIOMED, Inc. (A)	332	91,984
Align Technology, Inc. (A)	528	172,846
Baxter International, Inc.	3,729	299,886
Becton Dickinson & Co.	2,135	496,772
Boston Scientific Corp. (A)	10,540	402,733
Cooper Cos., Inc.	362	122,037
Danaher Corp.	4,651	1,001,500
DENTSPLY SIRONA, Inc.	1,610	70,405
DexCom, Inc. (A)	705	290,622
Edwards Lifesciences Corp. (A)	4,580	365,576
Hologic, Inc. (A)	1,908	126,825
IDEXX Laboratories, Inc. (A)	627	246,480
Intuitive Surgical, Inc. (A)	862	611,623
Medtronic PLC	9,903	1,029,120
ResMed, Inc.	1,067	182,916

	Shares	Value
COMMON STOCKS (continued)
Health Care Equipment & Supplies (continued)
STERIS PLC	627	$ 110,471
Stryker Corp.	2,407	501,547
Teleflex, Inc.	343	116,764
Varian Medical Systems, Inc. (A)	671	115,412
West Pharmaceutical Services, Inc.	544	149,546
Zimmer Biomet Holdings, Inc.	1,525	207,613

		8,132,148

Health Care Providers & Services - 1.5%
AmerisourceBergen Corp.	1,083	104,964
Anthem, Inc.	1,853	497,697
Cardinal Health, Inc.	2,154	101,130
Centene Corp. (A)	4,269	249,011
Cigna Corp.	2,705	458,254
CVS Health Corp.	9,641	563,034
DaVita, Inc. (A)	554	47,450
HCA Healthcare, Inc.	1,942	242,129
Henry Schein, Inc. (A)	1,052	61,837
Humana, Inc.	975	403,543
Laboratory Corp. of America Holdings (A)	718	135,178
McKesson Corp.	1,195	177,971
Quest Diagnostics, Inc.	989	113,231
UnitedHealth Group, Inc.	7,001	2,182,702
Universal Health Services, Inc., Class B	572	61,215

		5,399,346

Health Care Technology - 0.1%
Cerner Corp.	2,250	162,653

Hotels, Restaurants & Leisure - 0.9%
Carnival Corp. (B)	3,815	57,912
Chipotle Mexican Grill, Inc. (A)	206	256,204
Darden Restaurants, Inc.	958	96,509
Domino’s Pizza, Inc.	290	123,331
Hilton Worldwide Holdings, Inc.	2,043	174,309
Las Vegas Sands Corp.	2,420	112,917
Marriott International, Inc., Class A	1,959	181,364
McDonald’s Corp.	5,482	1,203,244
MGM Resorts International	3,016	65,598
Norwegian Cruise Line Holdings, Ltd. (A) (B)	2,030	34,733
Royal Caribbean Cruises, Ltd. (B)	1,313	84,991
Starbucks Corp.	8,612	739,943
Wynn Resorts, Ltd.	715	51,344
Yum! Brands, Inc.	2,220	202,686

		3,385,085

Household Durables - 0.2%
D.R. Horton, Inc.	2,438	184,386
Garmin, Ltd.	1,099	104,251
Leggett & Platt, Inc.	975	40,141
Lennar Corp., Class A	2,023	165,239
Mohawk Industries, Inc. (A)	441	43,037
Newell Brands, Inc.	2,782	47,739
NVR, Inc. (A)	26	106,161
PulteGroup, Inc.	1,976	91,469
Whirlpool Corp.	459	84,405

		866,828

Household Products - 1.0%
Church & Dwight Co., Inc.	1,822	170,740
Clorox Co.	930	195,458
Colgate-Palmolive Co.	6,316	487,279
Kimberly-Clark Corp.	2,512	370,922
Procter & Gamble Co.	18,341	2,549,216

		3,773,615

Transamerica ETF Trust	Page 3

DeltaShares® S&P 500 Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2020

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Independent Power & Renewable Electricity Producers - 0.0% (C)
AES Corp.	4,900	$ 88,739

Industrial Conglomerates - 0.6%
3M Co.	4,243	679,644
General Electric Co.	64,484	401,735
Honeywell International, Inc.	5,170	851,034
Roper Technologies, Inc.	771	304,630

		2,237,043

Insurance - 1.0%
Aflac, Inc.	4,884	177,533
Allstate Corp.	2,301	216,616
American International Group, Inc.	6,346	174,705
Aon PLC, Class A	1,707	352,154
Arthur J. Gallagher & Co.	1,411	148,973
Assurant, Inc.	439	53,255
Chubb, Ltd.	3,325	386,099
Cincinnati Financial Corp.	1,102	85,923
Everest Re Group, Ltd.	294	58,077
Globe Life, Inc.	722	57,688
Hartford Financial Services Group, Inc.	2,639	97,274
Lincoln National Corp.	1,338	41,920
Loews Corp.	1,756	61,021
Marsh & McLennan Cos., Inc.	3,732	428,061
MetLife, Inc.	5,684	211,274
Principal Financial Group, Inc.	1,881	75,748
Progressive Corp.	4,313	408,312
Prudential Financial, Inc.	2,910	184,843
Travelers Cos., Inc.	1,865	201,774
Unum Group	1,500	25,245
W.R. Berkley Corp.	1,036	63,351
Willis Towers Watson PLC	949	198,170

		3,708,016

Interactive Media & Services - 3.1%
Alphabet, Inc., Class A (A)	2,214	3,244,838
Alphabet, Inc., Class C (A)	2,163	3,178,745
Facebook, Inc., Class A (A)	17,712	4,638,773
Twitter, Inc. (A)	5,827	259,301

		11,321,657

Internet & Direct Marketing Retail - 2.9%
Amazon.com, Inc. (A)	3,136	9,874,417
Booking Holdings, Inc. (A)	302	516,625
eBay, Inc.	4,898	255,186
Etsy, Inc. (A)	879	106,913
Expedia Group, Inc.	1,000	91,690

		10,844,831

IT Services - 3.1%
Accenture PLC, Class A	4,687	1,059,215
Akamai Technologies, Inc. (A)	1,199	132,538
Automatic Data Processing, Inc.	3,167	441,765
Broadridge Financial Solutions, Inc.	848	111,936
Cognizant Technology Solutions Corp., Class A	3,995	277,333
DXC Technology Co.	1,873	33,433
Fidelity National Information Services, Inc.	4,564	671,867
Fiserv, Inc. (A)	4,095	421,990
FleetCor Technologies, Inc. (A)	619	147,384
Gartner, Inc. (A)	657	82,092
Global Payments, Inc.	2,204	391,386
International Business Machines Corp.	6,561	798,277
Jack Henry & Associates, Inc.	565	91,863
Leidos Holdings, Inc.	985	87,813

	Shares	Value
COMMON STOCKS (continued)
IT Services (continued)
Mastercard, Inc., Class A	6,508	$ 2,200,810
Paychex, Inc.	2,360	188,257
PayPal Holdings, Inc. (A)	8,643	1,702,930
VeriSign, Inc. (A)	745	152,613
Visa, Inc., Class A	12,420	2,483,627
Western Union Co.	3,028	64,890

		11,542,019

Leisure Products - 0.0% (C)
Hasbro, Inc.	939	77,674

Life Sciences Tools & Services - 0.7%
Agilent Technologies, Inc.	2,271	229,235
Bio-Rad Laboratories, Inc., Class A (A)	158	81,443
Illumina, Inc. (A)	1,076	332,570
IQVIA Holdings, Inc. (A)	1,409	222,101
Mettler-Toledo International, Inc. (A)	177	170,938
PerkinElmer, Inc.	824	103,420
Thermo Fisher Scientific, Inc.	2,914	1,286,589
Waters Corp. (A)	456	89,230

		2,515,526

Machinery - 0.9%
Caterpillar, Inc.	3,989	594,959
Cummins, Inc.	1,088	229,742
Deere & Co.	2,309	511,744
Dover Corp.	1,061	114,949
Flowserve Corp.	959	26,171
Fortive Corp.	2,483	189,230
IDEX Corp.	556	101,420
Illinois Tool Works, Inc.	2,119	409,412
Ingersoll Rand, Inc. (A)	2,734	97,330
Otis Worldwide Corp.	2,999	187,198
PACCAR, Inc.	2,550	217,464
Parker-Hannifin Corp.	947	191,616
Pentair PLC	1,222	55,931
Snap-on, Inc.	401	58,999
Stanley Black & Decker, Inc.	1,176	190,747
Westinghouse Air Brake Technologies Corp.	1,318	81,558
Xylem, Inc.	1,326	111,543

		3,370,013

Media - 0.8%
Charter Communications, Inc., Class A (A)	1,102	688,023
Comcast Corp., Class A	33,583	1,553,550
Discovery, Inc., Class A (A) (B)	1,180	25,689
Discovery, Inc., Class C (A)	2,280	44,688
DISH Network Corp., Class A (A)	1,817	52,747
Fox Corp., Class A	2,532	70,466
Fox Corp., Class B (A)	1,154	32,277
Interpublic Group of Cos., Inc.	2,872	47,876
News Corp., Class A	2,866	40,181
News Corp., Class B	897	12,540
Omnicom Group, Inc.	1,583	78,358
ViacomCBS, Inc., Class B (B)	4,153	116,326

		2,762,721

Metals & Mining - 0.2%
Freeport-McMoRan, Inc.	10,698	167,317
Newmont Corp.	5,916	375,370
Nucor Corp.	2,224	99,769

		642,456

Multi-Utilities - 0.5%
Ameren Corp.	1,820	143,925

Transamerica ETF Trust	Page 4

DeltaShares® S&P 500 Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2020

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Multi-Utilities (continued)
CenterPoint Energy, Inc.	4,014	$ 77,671
CMS Energy Corp.	2,109	129,514
Consolidated Edison, Inc.	2,464	191,699
Dominion Energy, Inc.	6,189	488,498
DTE Energy Co.	1,419	163,242
NiSource, Inc.	2,822	62,084
Public Service Enterprise Group, Inc.	3,726	204,595
Sempra Energy	2,131	252,225
WEC Energy Group, Inc.	2,324	225,195

		1,938,648

Multiline Retail - 0.3%
Dollar General Corp.	1,835	384,653
Dollar Tree, Inc. (A)	1,748	159,662
Target Corp.	3,688	580,565

		1,124,880

Oil, Gas & Consumable Fuels - 1.0%
Apache Corp.	2,781	26,336
Cabot Oil & Gas Corp.	2,936	50,969
Chevron Corp.	13,756	990,432
Concho Resources, Inc.	1,449	63,930
ConocoPhillips	7,901	259,469
Devon Energy Corp.	2,820	26,677
Diamondback Energy, Inc.	1,163	35,030
EOG Resources, Inc.	4,289	154,147
Exxon Mobil Corp.	31,149	1,069,345
Hess Corp.	2,014	82,433
HollyFrontier Corp.	1,098	21,642
Kinder Morgan, Inc.	14,341	176,824
Marathon Oil Corp.	5,816	23,787
Marathon Petroleum Corp.	4,794	140,656
Noble Energy, Inc.	3,570	30,523
Occidental Petroleum Corp.	6,167	61,732
ONEOK, Inc.	3,272	85,007
Phillips 66	3,217	166,769
Pioneer Natural Resources Co.	1,210	104,048
Valero Energy Corp.	3,004	130,133
Williams Cos., Inc.	8,940	175,671

		3,875,560

Personal Products - 0.1%
Estee Lauder Cos., Inc., Class A	1,662	362,732

Pharmaceuticals - 2.3%
Bristol-Myers Squibb Co.	16,604	1,001,055
Catalent, Inc. (A)	1,209	103,563
Eli Lilly & Co.	5,848	865,621
Johnson & Johnson	19,396	2,887,676
Merck & Co., Inc.	18,632	1,545,524
Mylan NV (A)	3,808	56,473
Perrigo Co. PLC	1,005	46,140
Pfizer, Inc.	40,936	1,502,351
Zoetis, Inc.	3,545	586,237

		8,594,640

Professional Services - 0.2%
Equifax, Inc.	895	140,426
IHS Markit, Ltd.	2,748	215,745
Nielsen Holdings PLC	2,628	37,265
Robert Half International, Inc.	844	44,681
Verisk Analytics, Inc.	1,196	221,631

		659,748

Real Estate Management & Development - 0.0% (C)
CBRE Group, Inc., Class A (A)	2,470	116,016

	Shares	Value
COMMON STOCKS (continued)
Road & Rail - 0.6%
CSX Corp.	5,636	$ 437,748
JB Hunt Transport Services, Inc.	614	77,598
Kansas City Southern	695	125,677
Norfolk Southern Corp.	1,879	402,087
Old Dominion Freight Line, Inc.	709	128,272
Union Pacific Corp.	5,001	984,547

		2,155,929

Semiconductors & Semiconductor Equipment - 2.8%
Advanced Micro Devices, Inc. (A)	8,649	709,131
Analog Devices, Inc.	2,722	317,766
Applied Materials, Inc.	6,728	399,980
Broadcom, Inc.	2,963	1,079,480
Intel Corp.	31,331	1,622,319
KLA Corp.	1,145	221,832
Lam Research Corp.	1,073	355,968
Maxim Integrated Products, Inc.	1,967	132,989
Microchip Technology, Inc.	1,860	191,134
Micron Technology, Inc. (A)	8,185	384,368
NVIDIA Corp.	4,545	2,459,845
Qorvo, Inc. (A)	842	108,626
QUALCOMM, Inc.	8,312	978,156
Skyworks Solutions, Inc.	1,231	179,110
Teradyne, Inc.	1,223	97,180
Texas Instruments, Inc.	6,748	963,547
Xilinx, Inc.	1,800	187,632

		10,389,063

Software - 5.1%
Adobe, Inc. (A)	3,534	1,733,180
ANSYS, Inc. (A)	632	206,809
Autodesk, Inc. (A)	1,615	373,081
Cadence Design Systems, Inc. (A)	2,054	219,018
Citrix Systems, Inc.	910	125,316
Fortinet, Inc. (A)	990	116,632
Intuit, Inc.	1,929	629,259
Microsoft Corp.	55,749	11,725,687
Norton Lifelock, Inc.	4,354	90,737
Oracle Corp.	14,242	850,248
Paycom Software, Inc. (A)	361	112,379
salesforce.com, Inc. (A)	6,704	1,684,849
ServiceNow, Inc. (A)	1,413	685,305
Synopsys, Inc. (A)	1,118	239,230
Tyler Technologies, Inc. (A)	296	103,174

		18,894,904

Specialty Retail - 1.4%
Advance Auto Parts, Inc.	509	78,132
AutoZone, Inc. (A)	172	202,554
Best Buy Co., Inc.	1,697	188,859
CarMax, Inc. (A)	1,201	110,384
Gap, Inc.	1,514	25,783
Home Depot, Inc.	7,930	2,202,240
L Brands, Inc.	1,720	54,713
Lowe’s Cos., Inc.	5,567	923,343
O’Reilly Automotive, Inc. (A)	546	251,750
Ross Stores, Inc.	2,622	244,685
Tiffany & Co.	796	92,217
TJX Cos., Inc.	8,833	491,556
Tractor Supply Co.	856	122,699
Ulta Beauty, Inc. (A)	415	92,952

		5,081,867

Transamerica ETF Trust	Page 5

DeltaShares® S&P 500 Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2020

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Technology Hardware, Storage & Peripherals - 3.8%
Apple, Inc.	118,432	$ 13,715,610
Hewlett Packard Enterprise Co.	9,477	88,799
HP, Inc.	10,118	192,141
NetApp, Inc.	1,635	71,678
Seagate Technology PLC	1,644	81,000
Western Digital Corp.	2,229	81,470
Xerox Holdings Corp.	1,318	24,739

		14,255,437

Textiles, Apparel & Luxury Goods - 0.4%
Hanesbrands, Inc. (B)	2,565	40,399
NIKE, Inc., Class B	9,171	1,151,327
PVH Corp.	523	31,192
Ralph Lauren Corp.	355	24,129
Tapestry, Inc.	2,035	31,807
Under Armour, Inc., Class A (A)	1,389	15,598
Under Armour, Inc., Class C (A)	1,433	14,101
VF Corp.	2,354	165,369

		1,473,922

Tobacco - 0.4%
Altria Group, Inc.	13,690	528,982
Philip Morris International, Inc.	11,472	860,285

		1,389,267

Trading Companies & Distributors - 0.1%
Fastenal Co.	4,226	190,550
United Rentals, Inc. (A)	531	92,659
WW Grainger, Inc.	332	118,448

		401,657

Water Utilities - 0.1%
American Water Works Co., Inc.	1,335	193,415

Wireless Telecommunication Services - 0.1%
T-Mobile US, Inc. (A)	4,286	490,147

Total Common Stocks (Cost $183,208,244)		205,308,913

	Principal	Value
U.S. GOVERNMENT OBLIGATION - 38.5%
U.S. Treasury - 38.5%
U.S. Treasury Note
0.25%, 09/30/2025	$ 143,332,000	143,130,439

Total U.S. Government Obligation (Cost $143,180,830)		143,130,439

	Shares	Value
SHORT-TERM INVESTMENT COMPANY - 6.0%
Money Market Fund - 6.0%
State Street Institutional Treasury Money Market Fund, 0.03% (D)	22,255,438	22,255,438

Total Short-Term Investment Company (Cost $22,255,438)		22,255,438

	Shares	Value
OTHER INVESTMENT COMPANY - 0.0% (C)
Securities Lending Collateral - 0.0% (C)
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.09% (D)	168,674	$ 168,674

Total Other Investment Company (Cost $168,674)		168,674

Total Investments (Cost $348,813,186)		370,863,464
Net Other Assets (Liabilities) - 0.3%		1,020,746

Net Assets - 100.0%		$ 371,884,210

Transamerica ETF Trust	Page 6

DeltaShares® S&P 500 Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2020

(unaudited)

OVER-THE-COUNTER SWAP AGREEMENTS:

Total Return Swap Agreements (E)

Reference Entity	Counterparty	Pay/ Receive	Payment Frequency	Maturity Date	Notional Amount		Number of Shares or Units	Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
Proshares S&P 500 EX-Technology ETF	BOA	Receive	Annually	09/28/2021	USD	10,042,927	1,403	$(337,617)	$—	$(337,617)
Proshares S&P 500 EX-Technology ETF	BOA	Receive	Annually	09/28/2021	USD	12,630,423	1,743	(572,486)	—	(572,486)

Total								$(910,103)	$—	$(910,103)

								Value
OTC Swap Agreements, at value (Liabilities)								$(910,103)

FUTURES CONTRACTS:

Long Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
S&P 500® E-Mini Index	10	12/18/2020	$1,665,114	$1,676,000	$10,886	$—

INVESTMENT VALUATION:

Valuation Inputs (F)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$205,308,913	$—	$—	$205,308,913
U.S. Government Obligation	—	143,130,439	—	143,130,439
Short-Term Investment Company	22,255,438	—	—	22,255,438
Other Investment Company	168,674	—	—	168,674

Total Investments	$227,733,025	$143,130,439	$—	$370,863,464

Other Financial Instruments
Futures Contracts (G)	$10,886	$—	$—	$10,886

Total Other Financial Instruments	$10,886	$—	$—	$10,886

LIABILITIES
Other Financial Instruments
Over-the-Counter Total Return Swap Agreements	$—	$(910,103)	$—	$(910,103)

Total Other Financial Instruments	$—	$(910,103)	$—	$(910,103)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $369,696, collateralized by cash collateral of $168,674 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $210,471. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Percentage rounds to less than 0.1% or (0.1)%.
(D)	Rates disclosed reflect the yields at September 30, 2020.
(E)	At the termination date, a net cash flow is exchanged where the total return is equivalent to the return of the reference entity less a financing rate, if any. As a receiver, the Fund would receive payments based on any positive total return and would owe payments in the event of a negative total return. As the payer, the Fund would owe payments on any net positive total return and would receive payment in the event of a negative total return.
(F)	There were no transfers in or out of Level 3 during the period ended September 30, 2020. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.
(G)	Derivative instruments are valued at unrealized appreciation (depreciation).

Transamerica ETF Trust	Page 7

DeltaShares® S&P 500 Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At September 30, 2020

(unaudited)

COUNTERPARTY ABBREVIATION:

BOA	Bank of America, N.A.

PORTFOLIO ABBREVIATION:

ETF	Exchange-Traded Fund

Transamerica ETF Trust	Page 8

DeltaShares® S&P 500 Managed Risk ETF

NOTES TO SCHEDULE OF INVESTMENTS

At September 30, 2020

(unaudited)

INVESTMENT VALUATION

All investments in securities are recorded at their estimated fair value. The Fund values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Fund’s own assumptions used in determining the fair value of investments and derivative instruments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund’s investments at September 30, 2020, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Fund’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Investment companies: Certain investment companies are valued at the NAV of the underlying investments as the practical expedient. These investment companies are not included within the fair value hierarchy. Certain other investment companies are valued at the actively traded NAV of the underlying investments and no valuation adjustments are applied. These investment companies are categorized in Level 1 of the fair value hierarchy.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’

The notes are an integral part of this report. Transamerica ETF Trust	Page 9

DeltaShares® S&P 500 Managed Risk ETF

NOTES TO SCHEDULE OF INVESTMENTS (continued)

At September 30, 2020

(unaudited)

creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Fund using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

The notes are an integral part of this report. Transamerica ETF Trust	Page 10